Related party transactions and balances	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Related party transactions and balances

25.  Related party transactions and balances

Balances with related parties at December 31 are as follows:

	2023
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,772	—	—
Enérgya VM Gestión de la Energía, S.L.	1,658	—	—	2,429
Total	1,658	2,772	—	2,429

	2022
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Inmobiliaria Espacio, S.A.	—	2,675	—	—
Villar Mir Energía, S.L.U.	1,600	—	—	(10)
Enérgya VM Gestión de la Energía, S.L.	—	—	—	1,800
Total	1,600	2,675	—	1,790

The loan granted to Inmobiliaria Espacio, S.A. accrues a market interest (EURIBOR three-month rate plus 2.75%) and has a maturity in the short-term that is renewed tacitly upon maturity. Unless the parties agree to the repayment, the loan is extended automatically for one year.

The balances with the other related parties arose as a result of the commercial transactions performed with them (see explanation of main transactions below).

Transactions with related parties for the years ended December 31 2023, 2022 and 2021 are as follows:

	2023
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	(18)	1
Enérgya VM Gestión de la Energía, S.L.	35,980	1,137
Other related parties	—	55
Total	35,962	1,193

	2022
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	128,211	1,612
Espacio Information Technology, S.A.U.	—	1,008
Enérgya VM Gestión de la Energía, S.L.	4,506	646
Other related parties	—	101
Total	132,717	3,367

	2021
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	132,566	1,365
Espacio Information Technology, S.A.U.	—	3,266
Enérgya VM Gestión de la Energía, S.L.	—	120
Aurinka	—	111
Other related parties	—	68
Total	132,566	4,930

“Raw Materials and energy consumption for production” of the related parties from Energya VM Gestión de Energía, SLU (“Energya VM”) relates to the purchase of energy from the latter by the Company’s Europe – Manganese Alloys and Europe – Silicon Metals & Silicon Alloys segment. The agreement was assigned from Villar Mir Energía SLU to Energya VM on October 15, 2022. The Company pays Energya VM a service charge in addition to paying for the cost of energy purchase from the market. The contracts allow for the purchase of energy from the grid at market conditions without incurring costs normally associated with operating in the complex wholesale power market, as well as to apply for fixed price arrangements in advance from Energya VM, based on the energy markets for the power, period and profile applied for. The contracts have a term of one year, which can be extended by the mutual consent of the parties to the contract. In January 2021, the contracts were renewed for two years with the possibility to extend it for additional one-year periods unless terminated with thirty days’ notice.

In December 2022, Ferroglobe Spain Metals and Energya VM entered into a Power Purchase Agreement (PPA). Under this PPA, VM Energía would supply to Sabón plant 65 GW on a pay as produced basis during 10 years from the commencement of operation of the Plants. This PPA would cover 10% of the total power consumption of the Sabón plant. The agreement was cancelled in February 2023.

In October 2023, the Company entered into an additional Purchase Price Agreement with Energya VM, effective on November 1, 2023 until June 30, 2027. Energy will be supplied at a fixed price of 77 EUR/MWh on a pay as produced basis (See Note 20).

“Other operating expenses” corresponds to the payment to Energya VM that provides the energy needs of the mining facilities operated by Ferroglobe RAMSA Mining and Ferroglobe Cuarzos Industriales mining in the wholesale power market.

Additionally, in 2022, they also corresponded to the payment to Espacio Information Technology, S.A. (“Espacio I.T.”), who provided information technology and data processing services to Ferroglobe PLC and certain of its direct and indirect subsidiaries pursuant to several contracts. In April 2022, Grupo VM sold its interest in Espacio I.T. so those transactions do not involve a Grupo VM subsidiary and therefore from that date forward should no longer be considered as related party transactions.